Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Investments in Unconsolidated Subsidiaries and Affiliates (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Equity method	$ 479	$ 519
Cost method	8	8
Total	$ 487	$ 527